Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party [Abstract]
Remuneration of Key Management Personnel	The remuneration of key management personnel during the year was as follows:

	Year ended December 31,
	2025	2024
Salaries and short-term benefits(1)	$9,062	$9,737
Share-based compensation(2)	18,293	8,280
	$27,355	$18,017
(1)    Includes annual salary and short-term incentives or bonuses earned in the year.
(2)    Includes PSUs, RSUs, DSUs and stock option grants.